Schedule of Fair Value Using Black Scholes Method (Details) - USD ($)		12 Months Ended
	Jan. 19, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Relative Fair Value		$ 2,732,329	$ 39,444
Number of Option		18,521,166	8,065,166	7,515,166
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Option		18,521,166
Scenario One [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Term Years		2 years 6 months
Number of Option		5,555,000	450,000
Warrants, Fair Value		$ 6,734,613	$ 271,547
Scenario One [Member] | Minimum [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Term Years			3 years
Warrants, Exercise Price		1.06	$ 0.46
Warrants, Market Price on Grant Date		$ 1.06	$ 0.46
Warrants, Volatility Percentage		119.00%	158.00%
Warrants, Reporting Date		1/16
Scenario One [Member] | Maximum [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Term Years			5 years
Warrants, Exercise Price		$ 1.96	$ 1.13
Warrants, Market Price on Grant Date		$ 1.96	$ 1.13
Warrants, Volatility Percentage		121.00%	160.00%
Warrants, Reporting Date		6/26/24
Scenario Two [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Option		5,120,000
Warrants, Fair Value		$ 10,637,831
Scenario Two [Member] | Minimum [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Term Years		5 years
Warrants, Exercise Price		$ 1.00
Warrants, Market Price on Grant Date		$ 2.37
Warrants, Volatility Percentage		155.00%
Warrants, Reporting Date		1/17
Scenario Two [Member] | Maximum [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Term Years		10 years
Warrants, Exercise Price		$ 2.37
Warrants, Market Price on Grant Date		$ 1.00
Warrants, Volatility Percentage		162.00%
Warrants, Reporting Date		9/10/24
Scenario Three [Member] | Minimum [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date			7/10
Scenario Three [Member] | Maximum [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Reporting Date			8/18/23
Warrant [Member] | Scenario One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Reporting Date		1/17/25
Warrants, Relative Fair Value		$ 2,732,329
Warrants, Term Years		5 years
Warrants, Exercise Price		$ 0.4348
Warrants, Market Price on Grant Date		$ 0.5435
Warrants, Volatility Percentage		161.00%
Warrants, Risk-Free Rate		0.0442%
PIPE Warrants [Member] | Scenario One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Reporting Date	01/23/23
Warrants, Relative Fair Value	$ 2,311,614
Warrants, Term Years	3 years
Warrants, Exercise Price	$ 1.00
Warrants, Market Price on Grant Date	$ 0.65
Warrants, Volatility Percentage	287.00%
Warrants, Risk-Free Rate	0.0388%
PIPE Warrants [Member] | Scenario Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Reporting Date	01/23/23
Warrants, Relative Fair Value	$ 2,602,996
Warrants, Term Years	5 years
Warrants, Exercise Price	$ 1.00
Warrants, Market Price on Grant Date	$ 0.65
Warrants, Volatility Percentage	371.00%
Warrants, Risk-Free Rate	0.0361%
Common Warrants [Member] | Investor Relationship Consulting Agreements [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Relative Fair Value			$ 364,960
Common Warrants [Member] | Scenario One [Member] | Investor Relationship Consulting Agreements [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Relative Fair Value			$ 364,960
Warrants, Term Years			5 years
Warrants, Volatility Percentage			151.00%
Common Warrants [Member] | Scenario One [Member] | Investor Relationship Consulting Agreements [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Exercise Price			$ 1.00
Warrants, Market Price on Grant Date			$ 0.87
Warrants, Risk-Free Rate			0.0421%
Reporting Date			08/10
Common Warrants [Member] | Scenario One [Member] | Investor Relationship Consulting Agreements [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Exercise Price			$ 1.40
Warrants, Market Price on Grant Date			$ 1.18
Warrants, Risk-Free Rate			465.00%
Reporting Date			08/21/23
Common Warrants [Member] | Scenario Two [Member] | Investor Relationship Consulting Agreements [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Relative Fair Value			$ 545,703
Warrants, Term Years			5 years
Warrants, Market Price on Grant Date			$ 1.05
Warrants, Volatility Percentage			152.00%
Warrants, Risk-Free Rate			468.00%
Reporting Date			10/05/23
Common Warrants [Member] | Scenario Two [Member] | Investor Relationship Consulting Agreements [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Exercise Price			$ 1.00
Common Warrants [Member] | Scenario Two [Member] | Investor Relationship Consulting Agreements [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, Exercise Price			$ 6.00